Guarantor Financial Statements	12 Months Ended
Dec. 31, 2010
Guarantor Financial Statements [Abstract]
Guarantor financial statements
Note 17 —Guarantor financial statements
In connection with a proposed issuance of senior subordinated notes by Teleflex Incorporated (“Parent Company”), it is anticipated that certain of the Parent Company’s subsidiaries (“Guarantor Subsidiaries”) will jointly, fully, severally and unconditionally guarantee such senior subordinated notes. Each Guarantor Subsidiary is 100% owned by the Parent Company. The following presents the condensed consolidating financial information separately for:
i.	Parent Company, the issuer of the guaranteed obligations;
ii.	Guarantor Subsidiaries, on a combined basis, as specified in the Indenture;
iii.	Non-guarantor subsidiaries, on a combined basis, as specified in the Indenture;
iv.	Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, the Guarantor Subsidiaries and the non-guarantor subsidiaries, (b) eliminate the investments in subsidiaries and (c) record consolidating entries; and
v.	Parent Company and its subsidiaries on a consolidated basis.
Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements, except for the use by the Parent Company and Guarantor Subsidiaries of the equity method of accounting to reflect ownership interests in subsidiaries which are eliminated upon consolidation.
The following tables present the Company’s condensed consolidating statements of income and cash flows for the years ended December 31, 2010, 2009 and 2008, respectively, and the Company’s condensed consolidating balance sheets as of December 31, 2010 and 2009, respectively.
GUARANTOR SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended December 31, 2010
		Guarantor	Non-Guarantor		Condensed
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollars in thousands)
Net revenues	$—	$926,940	$886,845	$(252,466)	$1,561,319
Cost of goods sold	—	529,410	545,104	(245,617)	828,897

Gross profit	—	397,530	341,741	(6,849)	732,422
Selling, general and administrative expenses	42,874	240,338	147,722	170	431,104
Research and development expenses	—	37,333	5,288	—	42,621
Net (gain) loss on sales of businesses and assets	(420)	262	(183)	—	(341)
Restructuring and other impairment charges	458	2,098	319	—	2,875

Income (loss) from continuing operations before interest, loss on extinguishments of debt and taxes	(42,912)	117,499	188,595	(7,019)	256,163
Interest expense, net	137,636	(78,689)	20,203	—	79,150
Loss on extinguishments of debt	46,630	—	—	—	46,630

Income (loss) from continuing operations before taxes	(227,178)	196,188	168,392	(7,019)	130,383
Taxes on income from continuing operations	(85,049)	51,507	61,018	(2,251)	25,225
Equity in net income of consolidated subsidiaries	327,809	135,392	—	(463,201)	—

Income from continuing operations	185,680	280,073	107,374	(467,969)	105,158

Operating income from discontinued operations	13,999	13,007	116,030	—	143,036
Taxes on income from discontinued operations	(1,415)	5,534	41,620	—	45,739

Income from discontinued operations	15,414	7,473	74,410	—	97,297

Net income	201,094	287,546	181,784	(467,969)	202,455
Less: Net income attributable to noncontrolling interests	—	—	1,361	—	1,361

Net income attributable to common shareholders	$201,094	$287,546	$180,423	$(467,969)	$201,094

	Year Ended December 31, 2009
		Guarantor	Non-Guarantor		Condensed
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollars in thousands)
Net revenues	$—	$909,765	$863,847	$(214,264)	$1,559,348
Cost of goods sold	—	537,262	514,965	(214,092)	838,135

Gross profit	—	372,503	348,882	(172)	721,213
Selling, general and administrative expenses	39,172	217,859	153,036	73	410,140
Research and development expenses	—	32,947	3,738	—	36,685
Restructuring and other impairment charges	975	1,596	7,776	—	10,347

Income (loss) from continuing operations before interest and taxes	(40,147)	120,101	184,332	(245)	264,041
Interest expense, net	135,849	(66,818)	17,735	—	86,766

Income (loss) from continuing operations before taxes	(175,996)	186,919	166,597	(245)	177,275
Taxes on income from continuing operations	(76,666)	67,773	49,641	(65)	40,683
Equity in net income of consolidated subsidiaries	412,843	395,039	—	(807,882)	—

Income from continuing operations	313,513	514,185	116,956	(808,062)	136,592

Operating income from discontinued operations	(19,523)	(17,669)	311,549	436	274,793
Taxes on income from discontinued operations	(9,004)	99,365	6,848	165	97,374

Income from discontinued operations	(10,519)	(117,034)	304,701	271	177,419

Net income	302,994	397,151	421,657	(807,791)	314,011
Less: Net income attributable to noncontrolling interests	—	—	1,157	—	1,157
Income from discontinued operations attributable to noncontrolling interest	—	—	9,860	—	9,860

Net income attributable to common shareholders	$302,994	$397,151	$410,640	$(807,791)	$302,994

	Year Ended December 31, 2008
		Guarantor	Non-Guarantor		Condensed
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollars in thousands)
Net revenues	$—	$989,523	$924,772	$(289,222)	$1,625,073
Cost of goods sold	—	594,244	584,854	(293,022)	886,076

Gross profit	—	395,279	339,918	3,800	738,997
Selling, general and administrative expenses	92,446	242,440	121,764	(1,238)	455,412
Research and development expenses	—	29,844	2,754	—	32,598
Net (gain) loss on sales of businesses and assets	(314)	18	—	—	(296)
Restructuring and other impairment charges	(825)	3,695	22,076	—	24,946

Income (loss) from continuing operations before interest and taxes	(91,307)	119,282	193,324	5,038	226,337
Interest expense, net	155,750	(56,557)	20,022	—	119,215

Income (loss) from continuing operations before taxes	(247,057)	175,839	173,302	5,038	107,122
Taxes on income from continuing operations	(92,693)	58,443	66,080	1,915	33,745
Equity in net income of consolidated subsidiaries	298,040	118,865	—	(416,905)	—

Income from continuing operations	143,676	236,261	107,222	(413,782)	73,377

Operating income from discontinued operations	(20,234)	—	124,760	1,091	105,617
Taxes on income from discontinued operations	3,668	134	20,176	414	24,392

Income from discontinued operations	(23,902)	(134)	104,584	677	81,225

Net income	119,774	236,127	211,806	(413,105)	154,602
Less: Net income attributable to noncontrolling interests	—	—	747	—	747
Income from discontinued operations attributable to noncontrolling interest	—	—	34,081	—	34,081

Net income attributable to common shareholders	$119,774	$236,127	$176,978	$(413,105)	$119,774

GUARANTOR SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2010
		Guarantor	Non-Guarantor		Condensed
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollars in thousands)
ASSETS
Current assets	$61,344	$859,011	$865,786	$(864,908)	$921,233
Goodwill	—	943,656	498,755	—	1,442,411
Intangibles assets, net	—	694,186	224,336	—	918,522
Other noncurrent assets	4,953,669	2,886,002	582,859	(8,061,541)	360,989

Total assets	$5,015,013	$5,382,855	$2,171,736	$(8,926,449)	$3,643,155

LIABILITIES AND EQUITY
Current liabilities	$152,431	$648,628	$480,344	$(860,640)	$420,763
Long-term borrowings	813,409	—	—	—	813,409
Deferred tax liabilities	—	348,603	65,676	(43,460)	370,819
Other noncurrent liabilities	2,265,797	51,374	461,464	(2,527,749)	250,886

Total liabilities	3,231,637	1,048,605	1,007,484	(3,431,849)	1,855,877
Total equity	1,783,376	4,334,250	1,164,252	(5,494,600)	1,787,278

Total liabilities and equity	$5,015,013	$5,382,855	$2,171,736	$(8,926,449)	$3,643,155

	December 31, 2009
		Guarantor	Non-Guarantor		Condensed
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollars in thousands)
ASSETS
Current assets	$378,167	$267,680	$1,123,631	$(765,544)	$1,003,934
Goodwill	—	943,656	515,785	—	1,459,441
Intangibles assets, net	—	728,552	243,024	—	971,576
Other noncurrent assets	4,769,149	2,780,869	709,494	(7,855,458)	404,054

Total assets	$5,147,316	$4,720,757	$2,591,934	$(8,621,002)	$3,839,005

LIABILITIES AND EQUITY
Current liabilities	$328,593	$74,650	$699,413	$(765,549)	$337,107
Long-term borrowings	1,192,370	—	121	—	1,192,491
Deferred tax liabilities	—	361,326	61,445	(23,848)	398,923
Other noncurrent liabilities	2,046,112	49,443	557,851	(2,327,996)	325,410

Total liabilities	3,567,075	485,419	1,318,830	(3,117,393)	2,253,931
Total equity	1,580,241	4,235,338	1,273,104	(5,503,609)	1,585,074

Total liabilities and equity	$5,147,316	$4,720,757	$2,591,934	$(8,621,002)	$3,839,005

GUARANTOR SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2010
		Guarantor	Non-Guarantor	Condensed
	Issuer	Subsidiaries	Subsidiaries	Consolidated
	(Dollars in thousands)
Net cash (used in) provided by operating activities from continuing operations	$(110,808)	$170,229	$125,698	$185,119

Cash Flows from Investing Activities of Continuing Operations:
Expenditures for property, plant and equipment	(1,422)	(20,619)	(9,575)	(31,616)
Proceeds from sales of businesses and assets, net of cash sold	53,466	33,091	94,993	181,550
Payments for businesses and intangibles acquired, net of cash acquired	—	(82)	—	(82)

Net cash provided by investing activities from continuing operations	52,044	12,390	85,418	149,852

Cash Flows from Financing Activities of Continuing Operations:
Proceeds from long-term borrowings	490,000	—	—	490,000
Reduction in long-term borrowings	(716,570)	—	—	(716,570)
Debt and equity issuance and amendment costs	(65,226)	—	—	(65,226)
Increase in notes payable and current borrowings	29,700	—	—	29,700
Proceeds from stock compensation plans	10,657	—	—	10,657
Payments to noncontrolling interest shareholders	—	—	(1,974)	(1,974)
Dividends	(54,312)	—	—	(54,312)
Purchase of call options	(88,000)	—	—	(88,000)
Proceeds from sale of warrants	59,400	—	—	59,400
Intercompany transactions	381,539	(182,619)	(198,920)	—

Net cash provided by (used in) financing activities from continuing operations	47,188	(182,619)	(200,894)	(336,325)

Cash Flows from Discontinued Operations:
Net cash provided by operating activities	2,223	—	25,760	27,983
Net cash provided by (used in) investing activities	208	—	(2,258)	(2,050)
Net cash used in financing activities	—	—	(302)	(302)

Net cash provided by discontinued operations	2,431	—	23,200	25,631

Effect of exchange rate changes on cash and cash equivalents	—	—	(4,130)	(4,130)

Net (decrease) increase in cash and cash equivalents	(9,145)	—	29,292	20,147
Cash and cash equivalents at the beginning of the period	31,777	—	156,528	188,305

Cash and cash equivalents at the end of the period	$22,632	$—	$185,820	$208,452

	Year Ended December 31, 2009
		Guarantor	Non-Guarantor	Condensed
	Issuer	Subsidiaries	Subsidiaries	Consolidated
	(Dollars in thousands)
Net cash (used in) provided by operating activities from continuing operations	$(206,206)	$248,395	$95,102	$137,291

Cash Flows from Investing Activities of Continuing Operations:
Expenditures for property, plant and equipment	(1,280)	(17,877)	(8,785)	(27,942)
Proceeds from sales of businesses and assets, net of cash sold	—	2,864	311,349	314,213
Payments for businesses and intangibles acquired, net of cash acquired	—	—	(537)	(537)

Net cash (used in) provided by investing activities from continuing operations	(1,280)	(15,013)	302,027	285,734

Cash Flows from Financing Activities of Continuing Operations:
Proceeds from long-term borrowings	10,000	—	18	10,018
Reduction in long-term borrowings	(357,590)	—	(18)	(357,608)
Decrease in notes payable and current borrowings	—	—	(1,452)	(1,452)
Proceeds from stock compensation plans	1,553	—	—	1,553
Payments to noncontrolling interest shareholders	—	—	(702)	(702)
Dividends	(54,022)	—	—	(54,022)
Intercompany transactions	627,006	(233,382)	(393,624)	—

Net cash provided by (used in) financing activities from continuing operations	226,947	(233,382)	(395,778)	(402,213)

Cash Flows from Discontinued Operations:
Net cash (used in) provided by operating activities	(4,427)	—	71,307	66,880
Net cash used in investing activities	(140)	—	(4,393)	(4,533)
Net cash used in financing activities	—	—	(11,075)	(11,075)

Net cash (used in) provided by discontinued operations	(4,567)	—	55,839	51,272

Effect of exchange rate changes on cash and cash equivalents	(889)	—	9,835	8,946

Net increase in cash and cash equivalents	14,005	—	67,025	81,030
Cash and cash equivalents at the beginning of the period	17,772	—	89,503	107,275

Cash and cash equivalents at the end of the period	$31,777	$—	$156,528	$188,305

	Year Ended December 31, 2008
		Guarantor	Non-Guarantor	Condensed
	Issuer	Subsidiaries	Subsidiaries	Consolidated
	(Dollars in thousands)
Net cash (used in) provided by operating activities from continuing operations	$(197,673)	$271,874	$(15,008)	$59,193

Cash Flows from Investing Activities of Continuing Operations:
Expenditures for property, plant and equipment	(1,491)	(12,048)	(13,530)	(27,069)
Proceeds from sales of businesses and assets, net of cash sold	6,595	1,869	—	8,464
Payments for businesses and intangibles acquired, net of cash acquired	—	(410)	—	(410)
Investments in affiliates	(320)	—	—	(320)

Net cash provided by (used in) investing activities from continuing operations	4,784	(10,589)	(13,530)	(19,335)

Cash Flows from Financing Activities of Continuing Operations:
Proceeds from long-term borrowings	92,778	—	119	92,897
Reduction in long-term borrowings	(226,630)	—	(57)	(226,687)
Debt amendment costs	(656)	—	—	(656)
Decrease in notes payable and current borrowings	—	—	(492)	(492)
Proceeds from stock compensation plans	7,955	—	—	7,955
Payments to noncontrolling interest shareholders	—	—	(739)	(739)
Dividends	(53,047)	—	—	(53,047)
Intercompany transactions	346,646	(261,285)	(85,361)	—

Net cash provided by (used in) financing activities from continuing operations	167,046	(261,285)	(86,530)	(180,769)

Cash Flows from Discontinued Operations:
Net cash (used in) provided by operating activities	(5,087)	—	117,063	111,976
Net cash used in investing activities	(867)	—	(19,249)	(20,116)
Net cash used in financing activities	—	—	(37,240)	(37,240)

Net cash (used in) provided by discontinued operations	(5,954)	—	60,574	54,620

Effect of exchange rate changes on cash and cash equivalents	—	—	(7,776)	(7,776)

Net decrease in cash and cash equivalents	(31,797)	—	(62,270)	(94,067)
Cash and cash equivalents at the beginning of the period	49,569	—	151,773	201,342

Cash and cash equivalents at the end of the period	$17,772	$—	$89,503	$107,275